Quarterly Holdings Report
for
Fidelity Freedom® 2060 Fund
December 31, 2021
F60-NPRT3-0322
1.9858339.107
U.S. Treasury Obligations - 0.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.05% 1/6/22 to 3/3/22 (b) (Cost $739,979)	740,000	739,990

Domestic Equity Funds - 50.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	6,033,566	71,799,438
Fidelity Series Blue Chip Growth Fund (c)	6,838,724	112,497,011
Fidelity Series Commodity Strategy Fund (c)	17,988,907	73,574,630
Fidelity Series Growth Company Fund (c)	14,025,708	286,264,709
Fidelity Series Intrinsic Opportunities Fund (c)	14,977,088	295,647,718
Fidelity Series Large Cap Stock Fund (c)	13,556,201	257,432,261
Fidelity Series Large Cap Value Index Fund (c)	6,110,654	95,081,769
Fidelity Series Opportunistic Insights Fund (c)	7,133,816	147,955,338
Fidelity Series Small Cap Discovery Fund (c)	2,262,871	32,245,915
Fidelity Series Small Cap Opportunities Fund (c)	7,160,163	106,829,629
Fidelity Series Stock Selector Large Cap Value Fund (c)	15,560,597	218,781,994
Fidelity Series Value Discovery Fund (c)	10,131,817	167,884,209
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,614,921,698)		1,865,994,621

International Equity Funds - 42.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	7,382,000	107,260,453
Fidelity Series Emerging Markets Fund (c)	4,981,195	52,352,358
Fidelity Series Emerging Markets Opportunities Fund (c)	22,519,468	473,359,228
Fidelity Series International Growth Fund (c)	14,421,295	275,735,164
Fidelity Series International Small Cap Fund (c)	3,877,672	82,943,408
Fidelity Series International Value Fund (c)	24,703,456	275,937,609
Fidelity Series Overseas Fund (c)	19,148,671	275,740,869
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,333,353,480)		1,543,329,089

Bond Funds - 6.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	730,681	7,343,343
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	2,903,442	29,411,864
Fidelity Series Emerging Markets Debt Fund (c)	2,106,944	19,109,981
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	681,535	6,433,693
Fidelity Series Floating Rate High Income Fund (c)	391,721	3,627,338
Fidelity Series High Income Fund (c)	2,317,677	22,110,635
Fidelity Series International Credit Fund (c)	29,562	293,250
Fidelity Series Investment Grade Bond Fund (c)	695,218	8,078,428
Fidelity Series Long-Term Treasury Bond Index Fund (c)	16,959,143	144,491,897
Fidelity Series Real Estate Income Fund (c)	1,164,464	13,659,161
TOTAL BOND FUNDS (Cost $254,289,971)		254,559,590

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (d) (Cost $2,343,444)	2,343,013	2,343,481

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,205,648,572)	3,666,966,771
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,802,006)
NET ASSETS - 100.0%	3,665,164,765

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	18	Mar 2022	1,103,670	6,538	6,538

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $300,992.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	1,156,736	8,030,885	6,844,140	470	-	-	2,343,481	0.0%
Total	1,156,736	8,030,885	6,844,140	470	-	-	2,343,481

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	15,656,563	8,255,221	57,295	(48,965)	(9,034)	7,343,343
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	30,855,774	1,580,954	156,304	(1,674)	138,718	29,411,864
Fidelity Series All-Sector Equity Fund	61,974,277	21,580,543	12,848,829	10,038,748	206,743	886,704	71,799,438
Fidelity Series Blue Chip Growth Fund	98,319,479	47,814,294	29,358,356	22,154,905	840,610	(5,119,016)	112,497,011
Fidelity Series Canada Fund	76,101,144	29,270,276	9,001,004	2,241,467	81,663	10,808,374	107,260,453
Fidelity Series Commodity Strategy Fund	87,009,427	43,981,475	44,482,080	28,880,247	(4,554,875)	(8,379,317)	73,574,630
Fidelity Series Emerging Markets Debt Fund	17,020,992	4,750,176	2,587,578	623,712	(127,189)	53,580	19,109,981
Fidelity Series Emerging Markets Debt Local Currency Fund	5,578,196	1,811,300	569,254	243,151	(19,077)	(367,472)	6,433,693
Fidelity Series Emerging Markets Fund	49,863,873	16,301,494	8,757,599	1,686,718	27,831	(5,083,241)	52,352,358
Fidelity Series Emerging Markets Opportunities Fund	449,650,916	187,538,685	76,475,682	53,177,193	153,159	(87,507,851)	473,359,227
Fidelity Series Floating Rate High Income Fund	3,270,149	833,596	501,419	115,808	(7,572)	32,584	3,627,338
Fidelity Series Government Money Market Fund 0.08%	20,754,237	2,265,856	23,020,093	4,611	-	-	-
Fidelity Series Growth Company Fund	250,917,244	147,756,646	88,643,893	75,337,487	5,992,953	(29,758,241)	286,264,709
Fidelity Series High Income Fund	19,601,276	5,356,247	3,179,948	882,000	(3,621)	336,681	22,110,635
Fidelity Series Inflation-Protected Bond Index Fund	62,660,351	12,866,075	77,981,850	693,710	5,037,662	(2,582,238)	-
Fidelity Series International Credit Fund	287,610	7,419	-	7,419	-	(1,779)	293,250
Fidelity Series International Growth Fund	213,242,533	73,868,017	24,050,966	21,001,153	84,927	12,590,653	275,735,164
Fidelity Series International Small Cap Fund	67,009,481	22,149,632	8,255,939	9,553,535	121,436	1,918,798	82,943,408
Fidelity Series International Value Fund	213,237,689	87,669,656	31,053,255	13,185,877	155,332	5,928,187	275,937,609
Fidelity Series Intrinsic Opportunities Fund	251,897,810	109,681,775	42,383,160	47,212,957	254,214	(23,802,921)	295,647,718
Fidelity Series Investment Grade Bond Fund	1,342,213	9,993,134	3,208,376	50,637	(39,460)	(9,083)	8,078,428
Fidelity Series Large Cap Stock Fund	220,205,711	61,958,349	31,356,891	21,616,145	1,212,156	5,412,936	257,432,261
Fidelity Series Large Cap Value Index Fund	81,175,981	21,973,493	12,903,711	5,503,543	339,206	4,496,800	95,081,769
Fidelity Series Long-Term Treasury Bond Index Fund	85,714,612	74,422,748	22,977,883	2,033,045	(2,975,904)	10,308,324	144,491,897
Fidelity Series Opportunistic Insights Fund	128,538,017	52,792,116	37,156,663	22,912,685	1,724,597	2,057,271	147,955,338
Fidelity Series Overseas Fund	213,593,299	59,700,889	28,070,627	7,769,042	388,130	30,129,178	275,740,869
Fidelity Series Real Estate Income Fund	11,962,599	2,459,620	1,493,312	468,510	5,391	724,863	13,659,161
Fidelity Series Short-Term Credit Fund	4,369,718	319,367	4,689,373	20,990	93,821	(93,533)	-
Fidelity Series Small Cap Discovery Fund	27,556,071	9,924,636	4,983,518	4,934,173	214,029	(465,303)	32,245,915
Fidelity Series Small Cap Opportunities Fund	92,151,690	44,007,895	15,374,197	25,300,806	(523)	(13,955,236)	106,829,629
Fidelity Series Stock Selector Large Cap Value Fund	186,148,436	67,749,052	31,710,650	28,135,695	93,908	(3,498,752)	218,781,994
Fidelity Series Value Discovery Fund	143,152,658	44,206,368	25,263,475	13,401,240	644,757	5,143,901	167,884,209
	3,144,307,689	1,311,523,166	712,175,756	419,400,808	9,893,665	(89,665,465)	3,663,883,299

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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